Balance Sheets (Unaudited) (Quarterly) (Quarterly Member, USD $)	Mar. 31, 2014	Dec. 31, 2013
Current Assets
Cash	$ 232	$ 1,513
Accounts Receivable	13	10
TOTAL CURRENT ASSETS	245	1,523
TOTAL ASSETS	245	1,523
CURRENT LIABILITIES
Accounts payable and accrued liabilities	217,175	171,016
Accrued Salaries - Related Parties	180,500	152,000
Current portion of long-term debt, including accrued interest	876	878
Lines of credit	88,831	87,129
TOTAL CURRENT LIABILITIES	487,382	411,023
LONG-TERM LIABILITIES
Notes payable - related-party	26,121	23,541
Notes payable - long-term	6,188	6,410
TOTAL LIABILITIES	519,691	440,974
STOCKHOLDERS EQUITY (DEFICIT)
Common stock $.01 par value 2,500,000,000 authorized, 416,950,000 issued and outstanding as of March 31, 2014 and December 31, 2013	4,169,500	4,169,500
Additional Paid in Capital	33,068,000	33,068,000
STOCKHOLDERS EQUITY (DEFICIT)	(37,756,946)	(37,676,951)
TOTAL STOCKHOLDERS EQUITY(DEFICIT)	(519,446)	(439,451)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT)	$ 245	$ 1,523